Other accounts receivable, net - Aging of accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable aging
Impaired accounts receivable	$ 809	$ 615	$ 1,640
Not impaired accounts receivable	78,849	50,264
Total accounts receivable	79,658	50,879
0-30 Days
Accounts receivable aging
Impaired accounts receivable	622	502
Not impaired accounts receivable	68,356	47,432
Total accounts receivable	68,978	47,934
31-60 Days
Accounts receivable aging
Not impaired accounts receivable	1,580	1,332
Total accounts receivable	1,580	1,332
61-90 Days
Accounts receivable aging
Not impaired accounts receivable	4,865	410
Total accounts receivable	4,865	410
91-120 Days
Accounts receivable aging
Impaired accounts receivable	187	113
Not impaired accounts receivable	4,048	1,090
Total accounts receivable	$ 4,235	$ 1,203